COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Rental expenses	$ 0	$ 0